Leader Total Return Fund
Leader Total Return Fund
Investment Objective:
The investment objective of the Fund is to seek income and capital appreciation to produce a high total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Leader Total Return Fund Leader Total Return Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 180 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Leader Total Return Fund Leader Total Return Fund Class C Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		2.16%
Acquired Fund Fees and Expenses	[1]	0.10%
Total Annual Fund Operating Expenses		4.01%
Fee Waiver and Reimbursement	[2]	1.56%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.45%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's Class C financial highlights when issued because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until March 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any brokerage fees and commissions, distribution fees, 12b-1 fees, Acquired Fund Fees and Expenses, borrowing costs, taxes and extraordinary expenses, such as litigation, do not exceed 1.35% of its average daily net assets of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Leader Total Return Fund Leader Total Return Fund Class C Shares	248	1,079	1,926	4,118

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 220.97% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies.  Fixed income security types include bonds, notes, debentures and other evidence of indebtedness issued by corporations, governments and their agencies or instrumentalities as well as mortgage-backed and asset-backed securities.

Individual securities are purchased without restriction as to maturity or duration, however, the average portfolio duration normally varies within two years of the duration of the Barclays Capital U.S. Aggregate Intermediate Bond Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of July 31, 2011 was 4.07 years.  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

The Fund invests primarily in investment-grade securities, but may invest up to 40% of its total assets in high yield securities (commonly referred to as "junk bonds").  The Fund defines junk bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or, if unrated, determined by the advisor to be of similar credit quality.  However, the Fund restricts its junk bond purchases to those rated B3 or higher by Moody's or B- or higher by S&P, or, if unrated, determined by the advisor to be of comparable quality.

The Fund invests primarily in U.S. dollar denominated securities, but may invest up to 30% of its total assets in securities denominated in foreign currencies, whether issued by U.S. or foreign entities.  Foreign issues denominated in U.S. dollars will be excluded from the 30% allocation limit.

The advisor allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups.

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Sector selection focuses on identifying portions of the fixed income market that the advisor believes offer the highest yield, or expected capital appreciation from interest rate declines or currency exchange rate gains.

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Maturity or yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

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Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

The advisor buys securities for either or both their interest income and their potential for capital appreciation, generally resulting from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.  The advisor may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

Principal Investment Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

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Credit Risk:  Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

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Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Risk:  Foreign securities expose the Fund to greater risks because their value depends on issues other than the performance of the U.S. economy and U.S. companies and may include unfavorable changes in foreign exchange rates.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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High-Yield Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  The ability of governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government's revenues.  Therefore, government bonds can present a significant risk.  Governments may also repudiate their debts in spite of their ability to pay.  A Fund's ability to recover from a defaulting government is limited because that same government may block access to court-mandated legal remedies or other means of recovery.

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Interest Rate Risk:  The value of fixed income securities decline when interest rates rise.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

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Liquidity Risk:  Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

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Management Risk:  The advisor's judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk:  Overall fixed income market risks may affect the value of individual securities in which the Fund invests.  Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Mortgage-Backed and Asset-Backed Risk:  The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.  Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

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Portfolio Turnover Risk:  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.

Performance:

The Annual Returns bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class shares performance, which are offered by a separate prospectus, through December 31, 2011.  The Average Annual Total Returns table also provides some indication of these risks by showing how the average annual returns of the Fund’s Investor Class shares compare with those of a broad measure of market performance.  The information shown assumes reinvestments of dividends and distributions.  Remember that past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31*

*Because Class C shares have only recently commenced operations, returns for Investor Class shares are shown.

Best Quarter:	1st Quarter 2011	5.13%
Worst Quarter:	3rd Quarter 2011	(6.71)%

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Returns Leader Total Return Fund	1 Year	Since Inception	Inception Date
Leader Total Return Fund Investor Shares	(0.25%)	0.69%	Jul. 30, 2010
Leader Total Return Fund Investor Shares After Taxes on Distributions	(1.46%)	(0.60%)
Leader Total Return Fund Investor Shares After Taxes on Distributions and Sale of Fund Shares	(0.16%)	(0.15%)
Barclays Aggregate Bond Index	7.84%	5.51%

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After tax returns for Class C shares, which are not shown, will vary from those of Investor Class shares.